Hilton Tactical Income Fund Annual Fund Operating Expenses - Hilton Tactical Income Fund	Aug. 31, 2025
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.29%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.04%

[1]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.